Intangible assets, net and goodwill, Aggregate Carrying Amount of Goodwill Allocated by Segment (Details) $ in Thousands, $ in Millions	Dec. 31, 2025 MXN ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Goodwill [Abstract]
Goodwill	$ 157,453,175	$ 8,764	$ 156,836,369	$ 146,078,897
Europe [Member]
Goodwill [Abstract]
Goodwill	62,735,472		62,374,446
Brazil [Member]
Goodwill [Abstract]
Goodwill	27,841,639		27,897,869
Puerto Rico [Member]
Goodwill [Abstract]
Goodwill	17,463,394		17,463,394
Dominican Republic [Member]
Goodwill [Abstract]
Goodwill	14,186,723		14,186,723
Colombia [Member]
Goodwill [Abstract]
Goodwill	10,068,045		9,677,519
Mexico [Member]
Goodwill [Abstract]
Goodwill	9,206,525		9,249,711
Chile [Member]
Goodwill [Abstract]
Goodwill	4,735,752		4,735,752
Peru [Member]
Goodwill [Abstract]
Goodwill	2,558,928		2,564,786
El Salvador [Member]
Goodwill [Abstract]
Goodwill	2,522,768		2,522,768
Ecuador [Member]
Goodwill [Abstract]
Goodwill	2,155,384		2,155,384
Guatemala [Member]
Goodwill [Abstract]
Goodwill	2,231,865		2,261,495
Other Countries [Member]
Goodwill [Abstract]
Goodwill	$ 1,746,680		$ 1,746,522